Supplement dated April 10, 2007 to the
Statement of Additional Information
Dated January 29, 2007
For the
Bond
Core Equity
Equity Income
Income Opportunity
(formerly, Covered Call Fund)
and
Long/Short Funds
Trustees and Officers
The following supplements the information disclosed with respect to Principal Occupations listed in the table for Glen F. Bergert on page 36:
General Partner of Pyramid Real Estate Partnership, a
real estate development company (1998 to present);
The following supplements the information disclosed with respect to Principal Occupations listed in the table for R. Michael Sentel on page 37:
SEC Enforcement Branch Chief 1980 — 1981
Beneficial Ownership of Securities
The following information replaces the information disclosed with respect to “All Registered Investment Companies Overseen by Trustee in Family of Investment Companies” listed in the table for Jonathan F. Zeschin on page 40:
 E
* * * *
Shareholders should retain this Supplement for future reference.

Supplement dated April 10, 2007 to the
Statement of Additional Information
Dated January 29, 2007
For the
Consumer Discretionary
Energy
Financial
Healthcare
Industrials
Information Technology
Leisure and Consumer Staples
Materials
Telecommunication & Utilities
Asia — Pacific Region
Europe
and
International Equity Funds
Trustees and Officers
The following supplements the information disclosed with respect to Principal Occupations listed in the table for Glen F. Bergert on page 39:
General Partner of Pyramid Real Estate Partnership, a
real estate development company (1998 to present);
The following supplements the information disclosed with respect to Principal Occupations listed in the table for R. Michael Sentel on page 40:
SEC Enforcement Branch Chief 1980 — 1981
Beneficial Ownership of Securities
The following information replaces the information disclosed with respect to “All Registered Investment Companies Overseen by Trustee in Family of Investment Companies” listed in the table for Jonathan F. Zeschin on page 43:
 E
* * * *
Shareholders should retain this Supplement for future reference.